BALANCE SHEET COMPONENTS	12 Months Ended
Dec. 31, 2020
BALANCE SHEET COMPONENTS
BALANCE SHEET COMPONENTS

9.BALANCE SHEET COMPONENTS

Inventory

Inventory consists of the following (in thousands):

	December 31,
	2020	2019
Work in process inventory	$15,296	$2,535
Batteries	5,547	1,045
Total inventory	$20,843	$3,580

Other Current Assets

Other current assets consist of the following (in thousands):

	December 31,
	2020	2019
Deferred costs with suppliers	$6,204	$3,589
Prepaid expenses	698	868
Utility program deposits	891	770
Due from related parties	123	483
Other	4	—
Total other current assets	$7,920	$5,710

Other Noncurrent Assets

Other noncurrent assets consist of the following (in thousands):

	December 31,
	2020	2019
Receivable from SPEs (Note 15)	$3,583	$3,161
Deferred SPAC costs	1,256	—
Self-generation incentive program deposits	1,036	864
Investment in VIEs	744	843
Revolver debt issuance costs	73	416
Right-of-use assets (Note 6)	358	947
Property and equipment, net	44	71
Other	1,546	380
Total other noncurrent assets	$8,640	$6,682

Depreciation expense for property and equipment was immaterial for both the years ended December 31, 2020 and 2019.

Accrued Liabilities

Accrued liabilities consist of the following (in thousands):

	December 31,
	2020	2019
Accrued payables	$9,799	$5,493
Accrued interest – notes payable	6,149	1,757
Other accrued liabilities	124	57
Total accrued liabilities	$16,072	$7,307

Other Current Liabilities

Other current liabilities consist of the following (in thousands):

	December 31,
	2020	2019
System advances	$640	$1,493
Lease liabilities – current portion	333	645
Due to related parties	399	190
Other	217	308
Total other current liabilities	$1,589	$2,636